Note 7 - Subsequent Events (Q3)	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

Merger with Cytocom, Inc.

On October 16, 2020, the Company, High Street Acquisition Corp. ("Merger Sub"), a Delaware corporation and a wholly owned subsidiary of the Company, and Cytocom, Inc., a Delaware corporation ("Cytocom"), entered into an Agreement and Plan of Merger (the "Merger Agreement"), pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Cytocom, with Cytocom continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the "Merger"). Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger, each outstanding share of Cytocom common stock, each outstanding share of Cytocom preferred stock that was not, by its terms, converted into shares of Cytocom common stock immediately prior to the effective time of the merger, and each vested restricted stock unit of Cytocom will be converted into the right to receive a number of shares of the Company’s common stock determined by the application of an exchange formula set forth in the Merger Agreement. The exchange formula provides that the total number of shares of the Company’s common stock to be issued as merger consideration for the Cytocom’s capital stock will, upon issuance, be equal to approximately 61% of the outstanding shares of the combined company’s common stock. Accordingly, under the exchange ratio formula in the Merger Agreement, as of immediately after the Merger, the former Cytocom stockholders are expected to own approximately 61% of the outstanding shares of the combined company’s common stock on a fully diluted basis and stockholders of the Company as of immediately prior to the Merger are expected to own approximately 39% of the outstanding shares of the combined company’s common stock on a fully diluted basis. Certain adjustments to this ratio will be made in respect of each party’s net cash at the time of the closing of the Merger, as determined in accordance with the Merger Agreement. Each unvested Cytocom restricted stock unit award will be converted into a restricted stock unit award of the Company. Immediately following the effective time of the Merger, the board of directors of the Company will consist of seven members, three of whom will be designated by the Company and four of whom will be designated by Cytocom. In addition, upon the closing of the Merger, Cytocom’s Chief Executive Officer, Michael Handley, will serve as Chief Executive Officer of the combined company. The closing of the Merger is subject to the satisfaction or waiver of certain conditions including, among other things, (i) the required approvals by the Company’s stockholders, (ii) the accuracy of the respective representations and warranties of each party, subject to certain materiality qualifications, (iii) compliance by the parties with their respective covenants, (iv) the absence of any law or order preventing the Merger and related transactions, (v) the shares of the Company’s common stock to be issued in the Merger being approved for listing (subject to official notice of issuance) on Nasdaq as of the closing and (vi) a registration statement on Form S-4 having become effective in accordance with the provisions of the Securities Act of 1933, as amended, and not being subject to any stop order or proceeding (or threatened proceeding by the SEC) seeking a stop order with respect to such registration statement that has not been withdrawn.